                       PIMCO FUNDS: MULTI-MANAGER SERIES

                        Supplement dated March 15, 2001
          to the Prospectuses for Class A, Class B and Class C Shares
                 dated November 1, 2000 and December 29, 2000

              TERMINATION OF PIMCO ALLIANZ EMERGING MARKETS FUND

     On March 14, 2001, the Board of Trustees of PIMCO Funds: Multi-Manager Series (the "Trust") determined that the PIMCO Allianz Emerging Markets Fund (the "Fund") will terminate and that the Fund's net assets will be distributed to shareholders in liquidation of the Fund.

     TIMING AND MECHANICS. The Fund will terminate on or about April 13, 2001 (the "Termination Date"). Any shares of the Fund outstanding on the Termination Date will be automatically redeemed on that date. The proceeds of any such redemption will be the net asset value of such shares after all charges, taxes, expenses and liabilities of the Fund have been paid or provided for. All shareholders will receive cash in return for their shares.

     OTHER ALTERNATIVES. At any time prior to the Termination Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under "How to Buy and Sell Shares- -Selling Shares" in the Prospectuses and subject to any applicable sales charges. Shareholders may also exchange their shares of the Fund for shares of the same class of any other PIMCO Fund that offers that class, as described in and subject to any restrictions set forth under "How to Buy and Sell Shares-- Exchanging Shares" in the Prospectuses.

     SUSPENSION OF SALES. Except as noted below, on and after March 30, 2001, the Fund will no longer sell Class A, Class B or Class C shares to new investors or to existing shareholders, and the Fund will no longer be eligible for exchanges from other PIMCO Funds. Participants in certain self-directed qualified benefit plans that owned Class A , Class B or Class C shares of the Fund as of March 30, 2001 for any single plan participant will be eligible to direct the purchase of the Fund's Class A, Class B or Class C shares by their plan account for so long as the plan continues to own such shares of the Fund for any plan participant.

     U.S. FEDERAL INCOME TAX MATTERS. For taxable shareholders, the automatic redemption of shares of the Fund on the Termination Date will generally be treated as any other redemption of shares, i.e., as a sale that may result in a gain or loss for federal income tax purposes. Instead of waiting until the Termination Date, a shareholder may voluntarily redeem his or her shares of the Fund prior to the Termination Date to the extent that the shareholder wishes to realize any such gains or losses prior thereto. See "Tax Consequences" in the Prospectuses. In light of the pending termination of the Fund, shareholders should consult their tax advisers regarding the tax treatment applicable to the redemption of the Fund's shares for federal income tax purposes and also regarding possible state and local tax consequences.

     If you have any questions regarding the termination, please contact your broker or call PIMCO Funds Distributors LLC at 1-800-426-0107.

                       PIMCO FUNDS: MULTI-MANAGER SERIES

                        Supplement dated March 15, 2001
                     to the Prospectus for Class D Shares
                            dated November 1, 2000

              TERMINATION OF PIMCO ALLIANZ EMERGING MARKETS FUND

     On March 14, 2001, the Board of Trustees of PIMCO Funds: Multi-Manager Series (the "Trust") determined that the PIMCO Allianz Emerging Markets Fund (the "Fund") will terminate and that the Fund's net assets will be distributed to shareholders in liquidation of the Fund.

     TIMING AND MECHANICS. The Fund will terminate on or about April 13, 2001 (the "Termination Date"). Any shares of the Fund outstanding on the Termination Date will be automatically redeemed on that date. The proceeds of any such redemption will be the net asset value of such shares after all charges, taxes, expenses and liabilities of the Fund have been paid or provided for. All shareholders will receive cash in return for their shares.

     OTHER ALTERNATIVES. At any time prior to the Termination Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under "How to Buy and Sell Shares- -Selling Shares" in the Prospectus. Shareholders may also exchange their shares of the Fund for Class D shares of any other PIMCO Fund that offers that class, as described in and subject to any restrictions set forth under "How to Buy and Sell Shares--Exchanging Shares" in the Prospectus.

     SUSPENSION OF SALES. Except as noted below, on and after March 30, 2001, the Fund will no longer sell Class D shares to new investors or to existing shareholders, and the Fund will no longer be eligible for exchanges from other PIMCO Funds. Participants in certain self-directed qualified benefit plans that owned Class D shares of the Fund as of March 30, 2001 for any single plan participant will be eligible to direct the purchase of the Fund's Class D shares by their plan account for so long as the plan continues to own such shares of the Fund for any plan participant.

     U.S. FEDERAL INCOME TAX MATTERS. For taxable shareholders, the automatic redemption of shares of the Fund on the Termination Date will generally be treated as any other redemption of shares, i.e., as a sale that may result in a gain or loss for federal income tax purposes. Instead of waiting until the Termination Date, a shareholder may voluntarily redeem his or her shares of the Fund prior to the Termination Date to the extent that the shareholder wishes to realize any such gains or losses prior thereto. See "Tax Consequences" in the Prospectus. In light of the pending termination of the Fund, shareholders should consult their tax advisers regarding the tax treatment applicable to the redemption of the Fund's shares for federal income tax purposes and also regarding possible state and local tax consequences.

     If you have any questions regarding the termination, please call PIMCO Funds Distributors LLC at 1-800-426-0107.

                       PIMCO FUNDS: MULTI-MANAGER SERIES

                        Supplement dated March 15, 2001
   to the Prospectus for Institutional Class and Administrative Class Shares
                            dated November 1, 2000

              TERMINATION OF PIMCO ALLIANZ EMERGING MARKETS FUND

     On March 14, 2001, the Board of Trustees of PIMCO Funds: Multi-Manager Series (the "Trust") determined that the PIMCO Allianz Emerging Markets Fund (the "Fund") will terminate and that the Fund's net assets will be distributed to shareholders in liquidation of the Fund.

     TIMING AND MECHANICS. The Fund will terminate on or about April 13, 2001 (the "Termination Date"). Any shares of the Fund outstanding on the Termination Date will be automatically redeemed on that date. The proceeds of any such redemption will be the net asset value of such shares after all charges, taxes, expenses and liabilities of the Fund have been paid or provided for. All shareholders will receive cash in return for their shares.

     OTHER ALTERNATIVES. At any time prior to the Termination Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under "Purchases, Redemptions and Exchanges--Redeeming Shares" in the Prospectus and subject to any applicable sales charges. Shareholders may also exchange their shares of the Fund for shares of the same class of any other PIMCO Fund that offers that class, as described in and subject to any restrictions set forth under "Purchases, Redemptions and Exchanges--Exchange Privilege" in the Prospectus.

     SUSPENSION OF SALES. Except as noted below, on and after March 30, 2001, the Fund will no longer sell Institutional Class or Administrative Class shares to new investors or to existing shareholders, and the Fund will no longer be eligible for exchanges from other PIMCO Funds. Participants in certain self-directed qualified benefit plans that owned Institutional Class or Administrative Class shares of the Fund as of March 30, 2001 for any single plan participant will be eligible to direct the purchase of the Fund's Institutional Class or Administrative Class shares by their plan account for so long as the plan continues to own such shares of the Fund for any plan participant.

     U.S. FEDERAL INCOME TAX MATTERS. For taxable shareholders, the automatic redemption of shares of the Fund on the Termination Date will generally be treated as any other redemption of shares, i.e., as a sale that may result in a gain or loss for federal income tax purposes. Instead of waiting until the Termination Date, a shareholder may voluntarily redeem his or her shares of the Fund prior to the Termination Date to the extent that the shareholder wishes to realize any such gains or losses prior thereto. See "Tax Consequences" in the Prospectus. In light of the pending termination of the Fund, shareholders should consult their tax advisers regarding the tax treatment applicable to the redemption of the Fund's shares for federal income tax purposes and also regarding possible state and local tax consequences.

     If you have any questions regarding the termination, please contact the Trust at 1-800-927-4648.